UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:      ______________
Central Index Key Number of securitizer:   ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001658274

              Mill City Mortgage Trust 2015-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

                  David Pelka, (952) 984-4087
 Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.	Exhibits

99.1            Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Narrative
Schedule 2 – BPO Report
Schedule 3 – Compliance Summary
Schedule 4 – Data Report
Schedule 5 – Exception Report
Schedule 7 – Itemized Report
Schedule 8 – NMLS Report
Schedule 9 – Pay String

99.2            Disclosures required by Rule 15Ga-2 for Meridian Asset Services, Inc.

Schedule 1 – Narrative
Schedule 2 – Title & Lien Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: November 13, 2015
MILL CITY DEPOSITOR, LLC (Securitizer)

By:	CVI CVF II Lux Finance II S.A R.L., its manager

By:	/s/ Cécile Gadisseur
Name: Cécile Gadisseur
Title: Director

EXHIBIT INDEX
Exhibit Number

99.1            Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Narrative
Schedule 2 – BPO Report
Schedule 3 – Compliance Summary
Schedule 4 – Data Report
Schedule 5 – Exception Report
Schedule 7 – Itemized Report
Schedule 8 – NMLS Report
Schedule 9 – Pay String

99.2            Disclosures required by Rule 15Ga-2 for Meridian Asset Services, Inc.

Schedule 1 – Narrative
Schedule 2 – Title & Lien Report